Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Schedule of balance sheets, weighted average remaining lease term and weighted average discount rates

		June 30,
Lease Assets and Liabilities	Classification	2022
Assets
Lease ROU assets	Other assets	$ 8,366

Liabilities
Lease liabilities	Other liabilities	$ 10,481

Weighted average remaining lease term (in years)		2.2
Weighted average discount rate		4.8%

Schedule of maturities of operating and finance leases

The following table presents the maturity of the Company’s operating and financing lease liabilities as of June 30, 2022:

Year remaining 2022	$2,415
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$11,053
Less: imputed interest	(572)
Total lease liability	$10,481

Schedule of maturities of operating leases

The following table presents the maturities of the Company’s operating lease liabilities as of December 31, 2021:

Year 2022	$4,809
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$13,447
Less: imputed interest	(885)
Total lease liability	$12,562

ASU 2016-02
Lessee, Lease, Description [Line Items]
Schedule of balance sheets, weighted average remaining lease term and weighted average discount rates

		December 31,
Lease Assets and Liabilities	Classification	2021
Assets
Lease ROU assets	Other assets	$ 10,209

Liabilities
Lease liabilities	Other liabilities	$ 12,562

Weighted average remaining lease term (in years)		2.7
Weighted average discount rate		4.8%